Breakdown of Retained Investment at Deconsolidation Date (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 T2CN Holding Limited Retained Investment in Subsidiary	Jul. 01, 2010 T2CN Holding Limited Retained Investment in Subsidiary
Schedule of Equity Method Investments [Line Items]
Cash						$ 12,903
Other current assets						1,266
Fixed assets / non-current assets						1,679
Prepaid licensing and royalty	8,644	7,103				5,339
Intangible assets	15,675	15,534				1,098
TOTAL ASSETS	140,394	191,706	267,589			22,285
Total liabilities of T2CN	22,501	36,844				(12,331)
Net equity of T2CN	(118,231)	(156,072)				9,954
Noncontrolling interest	338	2,996				(3,276)
Goodwill acquired	16,934	28,437	39,493	44,417		17,500
Advances to T2CN Operating Entities					1,400	1,405
Equity method investments	$ 5,223	$ 7,615				$ 25,583